Expense Example - BLACKROCK EXCHANGE PORTFOLIO - BLACKROCK EXCHANGE PORTFOLIO	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	257
Expense Example, with Redemption, 5 Years	452
Expense Example, with Redemption, 10 Years	$ 1,018